Financial Instruments - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non derivative financial liabilities
Short-term secured borrowings	$ 453,000	$ 369,300
Long-term unsecured borrowings (including current portion)	40,500	46,500
Lease liabilities	11,380	11,675
Guarantee deposits	56,749	66,631
Unsecured Borrowings
Non derivative financial liabilities
Short-term unsecured borrowings	0	0	$ 0
Secured Borrowings
Non derivative financial liabilities
Short-term secured borrowings	453,000	369,300	$ 151,400
Not later than Six months
Non derivative financial liabilities
Short-term secured borrowings	453,324	369,658
Lease liabilities	3,089	2,188
Guarantee deposits	35,922	14,532
Total	496,617	390,668
Not later than Six months | Unsecured Borrowings
Non derivative financial liabilities
Long-term unsecured borrowings (including current portion)	4,282	4,290
Later than six months and not later than one year
Non derivative financial liabilities
Short-term secured borrowings	0	0
Lease liabilities	1,700	2,166
Guarantee deposits	20,265	0
Total	26,098	6,325
Later than six months and not later than one year | Unsecured Borrowings
Non derivative financial liabilities
Long-term unsecured borrowings (including current portion)	4,133	4,159
Later than one year and not later than two years
Non derivative financial liabilities
Lease liabilities	4,142	4,868
Guarantee deposits	562	52,099
Total	12,670	65,026
Later than one year and not later than two years | Unsecured Borrowings
Non derivative financial liabilities
Long-term unsecured borrowings (including current portion)	7,966	8,059
Later than two years and not later than five years
Non derivative financial liabilities
Lease liabilities	2,766	2,693
Guarantee deposits		0
Total	24,791	24,879
Later than two years and not later than five years | Unsecured Borrowings
Non derivative financial liabilities
Long-term unsecured borrowings (including current portion)	22,025	22,186
Later than five years
Non derivative financial liabilities
Short-term secured borrowings	0	0
Lease liabilities	0	0
Guarantee deposits	0	0
Total	11,070	17,740
Later than five years | Unsecured Borrowings
Non derivative financial liabilities
Long-term unsecured borrowings (including current portion)	11,070	17,740
Contractual cash flows
Non derivative financial liabilities
Short-term secured borrowings	453,324	369,658
Lease liabilities	11,697	11,915
Guarantee deposits	56,749	66,631
Total	571,246	504,638
Contractual cash flows | Unsecured Borrowings
Non derivative financial liabilities
Long-term unsecured borrowings (including current portion)	$ 49,476	$ 56,434